Goodwill	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Goodwill
16.	Goodwill
(1)     Goodwill as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2021
Goodwill related to merger of Shinsegi Telecom, Inc.	￦	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		764,082	764,082
Other goodwill		4,691	2,175

	￦	2,075,009	2,072,493

(2)     Details of the impairment testing of Goodwill as of December 31, 2022 is as follows:
Goodwill is allocated to the following CGUs for the purpose of impairment testing.

•	goodwill related to Shinsegi Telecom, Inc.(*1): Cellular services;

•	goodwill related to SK Broadband Co., Ltd.(*2): Fixed-line telecommunication services; and

•	other goodwill: Others.

(*1)	Goodwill related to merger of Shinsegi Telecom, Inc.
The recoverable amount of the CGU is based on its value in use calculated by applying the post-tax annual discount rate of
6.7% (2021: 6.6
%)
(pre-tax
annual discount rate for 2022 and 2021:
9.0% and 9.0%
)
 to the estimated future post-tax cash flows based on financial budgets for the next five years. An annual growth rate of
0.0% (2021: 0.5%)
 was applied for the cash flows expected to be incurred after five years and is not expected to exceed the long-term wireless telecommunication industry growth rate.

(*2)	Goodwill related to acquisition of SK Broadband Co., Ltd.
The recoverable amount of the CGU is based on its value in use (VIU). To determine the VIU, the Group has applied the post-tax annual discount rate of
6.7% (2021: 7.1%)

(pre-tax annual discount rate for 2022 and 2021:
8.5% and 9.2%)
 to the estimated future post-tax cash flows, which are derived from the most recent financial budgets/forecasts approved by management for the next five years, including, among other elements, the estimated operating revenue which is based on past performance, business plans and its expectation of future market changes. The Group has estimated subsequent cash flows beyond five years based on an annual growth rate of
1.0% (2021: 1.0%
)

which is not expected to exceed the long-term fixed-line telecommunication industry growth rate.

(3)	Details of the changes in goodwill for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)
	2022		2021
Beginning balance	￦	2,072,493	3,357,524
Acquisition(*)		2,516	111,928
Other		—	(43)
Spin-off		—	(1,396,916)

Ending balance	￦	2,075,009	2,072,493

(*)
It consists of goodwill recognized as PS&Marketing Corporation’s acquisition of SK m&service Co., Ltd for the years ended December 31,2022. It consists of goodwill recognized as Tmap Mobility Co., Ltd.’s acquisition of YLP Inc. and another company, goodwill recognized as Dreamus Company’s acquisition of Studio Dolphin Co., Ltd. and goodwill recognized from Onestore Co., Ltd.’s acquisition of Rokmedia Co., Ltd. for the year ended December 31, 2021 (See Note 11).

As of December 31, 2022 and 2021, accumulated impairment losses are ￦33,441 million, respectively.